Unaudited Condensed Consolidated Interim Statements of Comprehensive Income/(Loss) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Statement of comprehensive income [abstract]
Profit for the period	€ 70.3	€ 77.6	€ 175.7	€ 168.0
Other comprehensive (loss)/income:
Actuarial (losses)/gains on defined benefit pension plans	(8.8)	18.2	1.8	12.1
Taxation credit/(charge) on measurement of defined benefit pension plans	2.3	(4.2)	(1.0)	(2.1)
Items not reclassified to the Statement of Profit or Loss	(6.5)	14.0	0.8	10.0
Exchange differences on translation of foreign operations	8.2	(3.3)	20.8	10.0
Cash flow hedges	(29.0)	10.3	(15.8)	(7.3)
Taxation credit/(charge) relating to components of other comprehensive income	7.0	(3.5)	1.8	3.1
Items that may be subsequently reclassified to the Statement of Profit or Loss	(13.8)	3.5	6.8	5.8
Other comprehensive (loss)/income for the period, net of tax	(20.3)	17.5	7.6	15.8
Total comprehensive income for the period	€ 50.0	€ 95.1	€ 183.3	€ 183.8